SEGMENT INFORMATION	6 Months Ended	12 Months Ended
	Jan. 31, 2012	Jul. 31, 2011
SEGMENT INFORMATION [Text Block]
9.	SEGMENT INFORMATION

The Company operates in one reportable segment, being the development of a technology relating to the process of solidifying and removing spilled oil on land and water, primarily in Canada.

10.	SEGMENT INFORMATION

The Company operates in one reportable segment, being the development of a technology relating to the process of solidifying and removing spilled oil on land and water, primarily in Canada.